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                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH & INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND

                        Supplement dated October 2, 1998
                      to the Prospectus dated May 1, 1998

The following paragraph replaces the paragraph after the "REVERSE REPURCHASE AGREEMENTS," section on page 14 of the Prospectus:

        Reverse repurchase agreements involve the sale by the Fund of portfolio securities, with an agreement that the Fund will repurchase the securities at an agreed upon price, date and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Prospectus for percentage limitations on borrowings.

The following paragraph replaces in its entirety the third paragraph after the "CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES-FUTURES AND FORWARD CONTRACTS" section on page 17 of the Prospectus:

        In managing their currency exposure, the Funds may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to their portfolio positions generally. When such a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the applicable Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Positions hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio positions, such as in an ADR) denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specific price on a future date, which may be any fixed number of days from the date



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        of the contract. The Funds may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The Funds will not speculate in foreign exchange nor commit a larger percentage of their total assets to foreign exchange hedges than the percentage of their total assets which they could invest in foreign securities.

The following paragraph replaces in its entirety the second full paragraph on page 20 of the prospectus:

        Carolyn L. Gibbs, Claude C. Cody IV, Robert G. Alley, Craig A. Smith and Meggan M. Walsh are responsible for the day-to-day management of the BALANCED FUND'S portfolio securities. Ms. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. She has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1983. Mr. Cody is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inceptions in 1998. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972. Mr. Smith is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since 1998. She has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1987.

The following paragraph replaces in its entirety the last paragraph on page 20 of the prospectus:

        Claude C. Cody IV, Robert G. Alley, Craig A. Smith, Carolyn L. Gibbs and Meggan M. Walsh are responsible for the day-to-day management of the GLOBAL UTILITIES FUND'S portfolio securities. Mr. Cody is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972. Mr. Smith is Vice President of AIM Capital and has been responsible for the Fund since 1996. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Carolyn L. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since 1998. She has been associated with AIM since 1992 and has been an investment professional since 1983. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since 1998. She has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1987.

The following paragraph replaces in its entirety the first full paragraph on page 21 of the prospectus:

        Karen Dunn Kelley, Marcel S. Theriot and Scot W. Johnson are responsible for day-to-day management of the GOVERNMENT FUND'S portfolio securities. Ms. Kelley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1993. She has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1982. Mr. Theriot is an investment officer of AIM Capital and has been responsible for the fund since 1998. He has been associated with AIM and/or its subsidiaries since 1994 and has been an investment professional since 1994. Prior to 1994, he was a Service/Marketing Representative with Van Kampen American Capital Asset Management, Inc. Mr. Johnson is Vice President of AIM Capital and has been responsible for the Fund since 1998. He has been associated with AIM and/or its subsidiaries since 1994 and has been an investment professional since 1994. Prior to 1994, he attended Vanderbilt University.

The following paragraph replaces in its entirety the last paragraph on page 21 of the prospectus:

        Joel E. Dobberpuhl, Evan G. Harrel and Robert A. Shelton are responsible for day-to-day management of the VALUE FUND'S portfolio securities.
        Mr. Dobberpuhl is Vice President of AIM



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        Capital and has been responsible for the Fund since its inception in
        1993. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1988. Mr. Harrel has been associated with AIM and/or its subsidiaries since May 1998 and has been an investment professional since 1983. Prior to joining AIM, Mr. Harrel was a Vice President of Van Kampen American Capital in Houston and a portfolio manager of various growth and equity funds. From 1987 to 1994, Mr. Harrel was a Vice President and Principal of Fayez Sarofim & Co. Mr. Shelton has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1991. Prior to 1995, he was a financial analyst for CS First Boston.